Cash and cash equivalents - Table of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
BCRA - Unrestricted current account	$ 86,115,929	$ 146,352,604
Cash	62,232,907	63,610,250
Balances with other local and foreign institutions	3,691,234	2,770,171
Total Cash and Cash Equivalents	$ 152,040,070	$ 212,733,025	$ 207,554,779	$ 118,229,933